Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Consolidated Balance Sheets [Abstract]
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding
Common stock, par value
Common stock, shares authorized	213,527,214	213,527,214
Common stock, shares issued	198,831,216	172,304,235
Common stock, shares outstanding	198,831,216	172,304,235